COLLATERALIZED TRANSACTIONS	12 Months Ended
Dec. 31, 2025
COLLATERALIZED TRANSACTIONS
COLLATERALIZED TRANSACTIONS
15.	COLLATERALIZED TRANSACTIONS

The Group engages in financing transactions with its clients, primarily consisting of margin loan, stock-pledged loan and bank loan.

Margin loans generated from margin lending activity are collateralized by cash and/or client-owned securities held by the Group. The Group monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through risk management system. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions. Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to commercial banks or other financial institutions to obtain the funding for the margin or other businesses.

Stock-pledged loans are collateralized by listed shares provided by borrowers. The Group monitors on the collateral level of stock-pledged loans in real time, and has the right to dispose of the pledged listed shares once the collateral level falls under the minimal level required to get the loans repaid.

Bank loans comprise financing secured by insurance policies provided by borrowers as collateral and unsecured retail loans. For financing secured by insurance policies, the Group periodically confirms the cash surrender value of the insurance policies with relevant insurance companies, and has the right to surrender the policies to recover the outstanding loan in the event of default of borrowers.

The following table summarizes the amounts of loans and clients’ collaterals received and repledged by the Group as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025

	(HK$ in thousands)
Collateral received from clients	181,403,500	287,731,754
Collateral received from brokers	425,617	654,664
Collateral repledged to commercial banks and other financial institutions	26,954,280	27,721,272

The Group also engaged in securities borrowing and lending transactions which require it to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers. The cash collateral is generally in excess of the market value of the securities borrowed and loaned. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts of market value of securities borrowed and loaned and cash collateral received and deposited as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025

	(HK$ in thousands)
Securities borrowed and loaned (1)	44,283,011	43,317,360
Cash collateral received from borrowers	47,919,232	48,396,947
Cash collateral deposited with lenders	14,689,034	14,946,420
(1)	Borrowed securities include securities borrowed from margin clients under authorization, in this case no cash collateral is required.